CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
NET INCOME FOR THE YEAR	R$ 4,899	R$ 7,119	R$ 5,767
Items that will not be reclassified to profit or loss in subsequent periods
Post retirement liabilities – remeasurement of obligations of the defined benefit plans	108	1,159	351
Income tax and social contribution tax on remeasurement of defined benefit plans	(37)	(394)	(119)
Other		(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	71	764	232
Items that are or may be reclassified subsequently to profit or loss
Cash flow hedge	1
Total other comprehensive income	72
COMPREHENSIVE INCOME FOR THE YEAR	4,971	7,883	5,999
Total of comprehensive income for the year attributed to:
Equity holders of the parent	4,969	7,881	5,996
Non-controlling interests	2	2	3
COMPREHENSIVE INCOME FOR THE YEAR	R$ 4,971	R$ 7,883	R$ 5,999